Inventories, net	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventories, net

Note 6 — Inventories, net

Inventories, net consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	1,362,592	1,391,278	195,218
Finished goods	187,778	34,102	4,785
Total	1,550,370	1,425,380	200,003
Less: Inventory allowance	(176,459)	(176,459)	(24,760)
Inventories, net	1,373,911	1,248,921	175,243